Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets and liabilities
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows	$ 88	$ (167)
Increase in net borrowings and derivative financial instruments	507	160
Increase/(decrease) in net debt	595	(7)
Net debt at January 1,	3,305	3,312
Net debt at December 31,	$ 3,900	$ 3,305